Long-term Borrowings, current and non-current - PPP Loan (Details) - PPP Loan - USD ($) $ in Thousands	10 Months Ended
	Nov. 12, 2020	Jan. 24, 2021	May 05, 2020
Debt Instrument [Line Items]
Aggregate amount		$ 586	$ 551
Gain on forgiveness of PPP Loan	$ 551